Deferred and current taxation - Schedule of reconciliation of deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Reconciliation of deferred tax
Liability at beginning of year	€ 417.4	€ 395.2	€ 473.1
Deferred tax expense (income) recognised in profit or loss	23.0
Income tax relating to components of other comprehensive income	(94.7)	91.2	(87.0)
Liability at end of year	299.9	417.4	395.2
Deferred tax assets	53.6	43.2
Deferred tax liabilities	(353.5)	(460.6)	(395.2)
Property, plant and equipment
Reconciliation of deferred tax
Deferred tax expense (income) recognised in profit or loss		69.0	9.0
IFRS 15
Reconciliation of deferred tax
Deferred tax expense (income) recognised in profit or loss		36.0
Derivatives
Reconciliation of deferred tax
Liability at beginning of year	42.3	(48.9)
Income tax relating to components of other comprehensive income	95.0	(91.0)
Liability at end of year	(52.4)	42.3	(48.9)
Pensions
Reconciliation of deferred tax
Liability at beginning of year	(0.6)	(0.6)
Liability at end of year	€ (0.6)	€ (0.6)	€ (0.6)